Equity	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Equity
23.	EQUITY

a.	Capital stock

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Authorized shares	28,050.0	28,050.0

Authorized capital	$280,500.0	$280,500.0

Issued and paid shares	25,930.3	25,930.3

Issued capital	$259,303.8	$259,303.8

A holder of issued common shares with par value of NT$10 per share is entitled to vote and to receive dividends.

The authorized shares include 500.0 million shares allocated for the exercise of employee stock options.

As of December 31, 2017, 1,068.2 million ADSs of TSMC were traded on the NYSE. The number of common shares represented by the ADSs was 5,340.8 million shares (one ADS represents five common shares).

b.	Capital surplus

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Additional paid-in capital	$24,185.0	$24,185.0
From merger	22,804.5	22,804.5
From convertible bonds	8,892.9	8,892.9
From share of changes in equities of subsidiaries	107.8	118.8
From share of changes in equities of associates	282.1	289.2
Donations	—	19.2

	$56,272.3	$56,309.6

Under the R.O.C. relevant laws, the capital surplus generated from donations and the excess of the issuance price over the par value of capital stock (including the stock issued for new capital, mergers and convertible bonds) may be used to offset a deficit; in addition, when the Company has no deficit, such capital surplus may be distributed as cash dividends or stock dividends up to a certain percentage of TSMC’s paid-in capital. The capital surplus from share of changes in equities of subsidiaries and associates and dividend of a claim extinguished by a prescription may be used to offset a deficit; however, when generated from issuance of restricted shares for employees, such capital surplus may not be used for any purpose.

c.	Retained earnings and dividend policy

In accordance with the amendments to the R.O.C. Company Act in May 2015, the recipients of dividends and bonuses are limited to shareholders and do not include employees. The amendments to TSMC’s Articles of Incorporation on earnings distribution policy had been approved by TSMC’s shareholders in its meeting held on June 7, 2016. For policy about the profit sharing bonus to employees, please refer to Note 32.

TSMC’s amended Articles of Incorporation provide that, when allocating the net profits for each fiscal year, TSMC shall first offset its losses in previous years and then set aside the following items accordingly:

1)	Legal capital reserve at 10% of the profits left over, until the accumulated legal capital reserve equals TSMC’s paid-in capital;

2)	Special capital reserve in accordance with relevant laws or regulations or as requested by the authorities in charge;

3)	Any balance left over shall be allocated according to the resolution of the shareholders’ meeting.

TSMC’s Articles of Incorporation also provide that profits of TSMC may be distributed by way of cash dividend and/or stock dividend. However, distribution of earnings shall be made preferably by way of cash dividend. Distribution of earnings may also be made by way of stock dividend; provided that the ratio for stock dividend shall not exceed 50% of the total distribution.

Any appropriations of the profits are subject to shareholders’ approval in the following year.

The appropriation for legal capital reserve shall be made until the reserve equals the Company’s paid-in capital. The reserve may be used to offset a deficit, or be distributed as dividends in cash or stocks for the portion in excess of 25% of the paid-in capital if the Company incurs no loss.

Pursuant to existing regulations, the Company is required to set aside additional special capital reserve equivalent to the net debit balance of the other components of stockholders’ equity, such as the accumulated balance of foreign currency translation reserve, unrealized valuation gain/loss from available-for-sale financial assets, gain/loss from changes in fair value of hedging instruments in cash flow hedges, etc. For the subsequent decrease in the deduction amount to stockholders’ equity, any special reserve appropriated may be reversed to the extent that the net debit balance reverses.

The appropriations of 2015 and 2016 earnings have been approved by TSMC’s shareholders in its meetings held on June 7, 2016 and on June 8, 2017, respectively. The appropriations and dividends per share were as follows:

	Appropriation of Earnings		Dividends Per Share (NT$)
	For Fiscal	For Fiscal	For Fiscal	For Fiscal
	Year 2015	Year 2016	Year 2015	Year 2016
	NT$	NT$
	(In Millions)	(In Millions)
Legal capital reserve	$30,657.4	$33,424.7
Cash dividends to shareholders	155,582.3	181,512.7	$6	$7

	$186,239.7	$214,937.4

TSMC’s appropriations of earnings for 2017 had been approved in the meeting of the Board of Directors held on February 13, 2018. The appropriations and dividends per share were as follows:

	Appropriation of Earnings	Dividends Per Share (NT$)
	For Fiscal Year 2017	For Fiscal Year 2017
	NT$
	(In Millions)
Legal capital reserve	$34,311.2
Special capital reserve	26,907.5
Cash dividends to shareholders	207,443.0	$8

	$268,661.7

The appropriations of earnings for 2017 are to be presented for approval in the TSMC’s shareholders’ meeting to be held on June 5, 2018 (expected).

Under the Integrated Income Tax System that became effective on January 1, 1998, the R.O.C. resident shareholders are allowed a tax credit for their proportionate share of the income tax paid by TSMC on earnings generated since January 1, 1998.

d.	Others

Changes in others were as follows:

	Year Ended December 31, 2015
	Foreign Currency Translation Reserve	Unrealized Gain/Loss from Available-for- sale Financial Assets	Cash Flow Hedges Reserve	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Balance, beginning of year	$4,502.1	$21,247.5	$(0.3)	$25,749.3
Exchange differences arising on translation of foreign operations	8,061.8	—	—	8,061.8
Other comprehensive income/losses reclassified to profit or loss upon disposal of subsidiaries	138.1	—	—	138.1
Changes in fair value of available-for-sale financial assets	—	(5.6)	—	(5.6)
Cumulative (gain)/loss reclassified to profit or loss upon disposal of available-for-sale financial assets	(1,595.4)	(20,475.2)	—	(22,070.6)
Share of other comprehensive income/(loss) of associates and joint venture	(60.6)	(18.0)	(0.3)	(78.9)
The proportionate share of other comprehensive income/losses reclassified to profit or loss upon partial disposal of associates	(6.1)	2.1	—	(4.0)
Income tax effect	—	(16.0)	—	(16.0)

Balance, end of year	$11,039.9	$734.8	$(0.6)	$11,774.1

	Year Ended December 31, 2016
	Foreign Currency Translation Reserve	Unrealized Gain/Loss from Available-for- sale Financial Assets	Cash Flow Hedges Reserve	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Balance, beginning of year	$11,039.9	$734.8	$(0.6)	$11,774.1
Exchange differences arising on translation of foreign operations	(9,409.2)	—	—	(9,409.2)
Other comprehensive income reclassified to profit or loss upon disposal of subsidiaries	36.1	—	—	36.1
Changes in fair value of available-for-sale financial assets	—	(696.3)	—	(696.3)

	Year Ended December 31, 2016
	Foreign Currency Translation Reserve	Unrealized Gain/Loss from Available-for- sale Financial Assets	Cash Flow Hedges Reserve	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cumulative (gain)/loss reclassified to profit or loss upon disposal of available-for-sale financial assets	$—	$4.1	$—	$4.1
Share of other comprehensive income (loss) of associates	(0.9)	24.7	0.7	24.5
Other comprehensive loss reclassified to profit or loss upon disposal of associates	(4.7)	(3.5)	—	(8.2)
Income tax effect	—	(61.2)	—	(61.2)

Balance, end of year	$1,661.2	$2.6	$0.1	$1,663.9

	Year Ended December 31, 2017
	Foreign Currency Translation Reserve	Unrealized Gain/Loss from Available-for- sale Financial Assets	Cash Flow Hedges Reserve	Unearned Stock-Based Employee Compensation	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Balance, beginning of year	$1,661.2	$2.6	$0.1	$—	$1,663.9
Exchange differences arising on translation of foreign operations	(28,257.4)	—	—	—	(28,257.4)
Changes in fair value of available-for-sale financial assets	—	(154.7)	—	—	(154.7)
Cumulative (gain)/loss reclassified to profit or loss upon disposal of available-for-sale financial assets	—	(61.2)	—	—	(61.2)
Gain/(loss) arising on changes in the fair value of hedging instruments	—	—	99.6	—	99.6
Transferred to initial carrying amount of hedged items	—	—	(94.9)	—	(94.9)
Share of other comprehensive income (loss) of associates	(101.5)	2.1	—	—	(99.4)
Share of unearned stock-based compensation of associates	—	—	—	(10.3)	(10.3)
Income tax effect	—	(2.9)	(0.6)	—	(3.5)

Balance, end of year	$(26,697.7)	$(214.1)	$4.2	$(10.3)	$(26,917.9)

The aforementioned other equity includes the changes in other equities of TSMC and TSMC’s share of its subsidiaries and associates.